SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Common stock		$ 730,000	$ 2,530,000	$ 275,000
Common Stock [Member]
Number of Shares Issued		73,090	307,500	25,000
Common Stock [Member] | Subsequent Event [Member]
Common stock	$ 3,000,000
Number of Shares Issued	454,545